Other disclosures - Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Narrative) (Details) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)		Mar. 31, 2020	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 703,874	[1]		£ 680,053	[2]
Coverage ratio	0.014	[3]		0.01	[4]
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	[3]		0.044	[4]
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.30%		5.00%	10.10%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.40%		20.80%	23.10%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.40%		46.70%	40.80%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.50%		21.00%	22.70%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.40%		6.50%	3.30%
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 354,912			£ 339,115
Coverage ratio	0.025			0.018
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 72,698			£ 35,861
Coverage ratio	0.052			0.062
Loans and advances [member] | Baseline [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	8.00%
Loans and advances [member] | Downside 2 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 50,000
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 156,639			£ 154,479
Coverage ratio	0.003			0.003
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,188			£ 16,979
Coverage ratio	0.004			0.004
Home loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004			0.002
Home loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003			0.002
Home loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003			0.002
Home loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003			0.002
Home loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003			0.003
Home loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006			0.008
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,785			£ 55,296
Coverage ratio	0.12			0.081
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,796			£ 8,752
Coverage ratio	0.231			0.187
Credit cards, unsecured and other retail lending [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.157			0.138
Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.144			0.123
Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.153			0.129
Credit cards, unsecured and other retail lending [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.166			0.135
Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185			0.152
Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.202			0.218
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,488			£ 129,340
Coverage ratio	0.014			0.008
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 42,714			£ 10,130
Coverage ratio	0.021			0.029
Wholesale loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.035			0.026
Wholesale loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.03			0.021
Wholesale loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033			0.022
Wholesale loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.038			0.024
Wholesale loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045			0.031
Wholesale loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.05			0.043
United Kiingdom | Loans and advances [member] | Downside 2 [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	11.00%
US | Loans and advances [member] | Downside 2 [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	19.00%
ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury shares	£ 30
Financial assets	9,702	[1]		£ 6,630	[2]
ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,522	[1]		2,543	[2]
ECL [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,842			5,603
ECL [member] | ECL from individually assessed impairments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,026			419
ECL [member] | ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,166)			608
ECL [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,961			6,308
ECL [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,951			2,373
ECL [member] | Loans and advances [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,842			5,603
ECL [member] | Loans and advances [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,073			4,913
ECL [member] | Loans and advances [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,777			5,145
ECL [member] | Loans and advances [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,147			5,447
ECL [member] | Loans and advances [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,210			6,433
ECL [member] | Loans and advances [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,762			9,462
ECL [member] | Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	502			432
ECL [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	83			64
ECL [member] | Home loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	420			315
ECL [member] | Home loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	75			41
ECL [member] | Home loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	326			299
ECL [member] | Home loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48			33
ECL [member] | Home loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	329			303
ECL [member] | Home loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48			34
ECL [member] | Home loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	380			307
ECL [member] | Home loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55			36
ECL [member] | Home loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	475			326
ECL [member] | Home loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	70			47
ECL [member] | Home loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	932			505
ECL [member] | Home loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	194			170
ECL [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,250			4,884
ECL [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,947			2,007
ECL [member] | Credit cards, unsecured and other retail lending [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,653			4,547
ECL [member] | Credit cards, unsecured and other retail lending [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,715			1,844
ECL [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,959			4,056
ECL [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,124			1,412
ECL [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,564			4,231
ECL [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,643			1,562
ECL [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,508			4,461
ECL [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,527			1,771
ECL [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,007			5,130
ECL [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,950			2,384
ECL [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,660			7,105
ECL [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,562			4,285
ECL [member] | Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,209			992
ECL [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	921			302
ECL [member] | Wholesale loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,769	[5]		741	[6]
ECL [member] | Wholesale loans [member] | Credit risk [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,385			414
ECL [member] | Wholesale loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,788	[5]		558	[6]
ECL [member] | Wholesale loans [member] | Upside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378			285
ECL [member] | Wholesale loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,884	[5]		611	[6]
ECL [member] | Wholesale loans [member] | Upside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,484			323
ECL [member] | Wholesale loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,259	[5]		679	[6]
ECL [member] | Wholesale loans [member] | Baseline [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,873			374
ECL [member] | Wholesale loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,728	[5]		977	[6]
ECL [member] | Wholesale loans [member] | Downside 1 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,349			579
ECL [member] | Wholesale loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,170	[5]		1,852	[6]
ECL [member] | Wholesale loans [member] | Downside 2 [member] | Financial assets at amortised cost [member] | Total model ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,790			£ 1,427

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[5]	Material wholesale loan defaults are individually assessed across different recovery str ategies.
[6]	Material wholesale loan defaults are individually assessed across different recovery strategies.